Our operating assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	$ 77,341	$ 76,711
Deferred tax assets	4,016	3,624
Other financial assets	1,090	481
Quasi-equity loans to equity accounted units	5	14
Receivables and other assets	1,214	1,209
Non-current assets	83,666	82,039
Non-current assets
Disclosure of geographical areas [line items]
Investments in equity accounted units	4,832	4,393
Australia
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	29,177	31,419
Deferred tax assets	1,132	991
Canada
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	14,444	15,362
Deferred tax assets	331	383
Mongolia
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	15,244	14,172
Deferred tax assets	1,780	1,530
US
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	7,111	7,171
Deferred tax assets	262	204
Africa
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	5,597	3,412
South America
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	3,704	3,624
Europe (excluding UK)
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	216	165
UK
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	109	132
Other countries
Disclosure of geographical areas [line items]
Total non-current assets other than excluded items	1,739	1,254
Deferred tax assets	$ 511	$ 516